UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549


                            FORM N-CSR


      CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                       INVESTMENT COMPANIES


Investment Company Act file number 811-06196
                                   811-21298

Name of Fund:  CMA Treasury Fund
               Master Treasury Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief
     Executive Officer, CMA Treasury Fund and Master Treasury
     Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/05

Date of reporting period: 04/01/04 - 03/31/05

Item 1 -   Report to Stockholders


CMA Treasury Fund


Annual Report
March 31, 2005


(BULL LOGO) Merrill Lynch Investment Managers www.mlim.ml.com


Mercury Advisors
A Division of Merrill Lynch Investment Managers www.mercury.ml.com


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) at www.mutualfunds.ml.com;
and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.mutualfunds.ml.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.


CMA Treasury Fund
Box 9011
Princeton, NJ
08543-9011


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CMA Treasury Fund


Important Tax Information


Of the ordinary income distributions paid by CMA Treasury Fund during the year ended March 31, 2005, 99.35% was attributable to federal obligations. Additionally, at least 50% of the assets of the Fund was invested in federal obligations at the end of each fiscal quarter.

The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax adviser to determine if any portion of the dividends you received is exempt from state income taxes.

Additionally, the Fund paid a long-term capital gain distribution of $.0000255 per share to shareholders of record on March 31, 2005.



Availability of Quarterly Schedule of Investments


The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



Electronic Delivery


The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information.
To sign up for this service, simply access this Web site at http://www.icsdelivery.com/live and follow the instructions.
When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.



CMA TREASURY FUND, MARCH 31, 2005



A Letter From the President


Dear Shareholder

Financial markets broadly posted positive returns over the most recent reporting period, with international equities providing some of the most impressive results.

Total Returns as of March 31, 2005                                     6-month        12-month
U.S. equities (Standard & Poor's 500 Index)                             + 6.88%        + 6.69%
Small-cap U.S. equities (Russell 2000 Index)                            + 8.00         + 5.41
International equities (MSCI Europe Australasia Far East Index)         +15.13         +15.06
Fixed income (Lehman Brothers Aggregate Bond Index)                     + 0.47         + 1.15
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)          + 1.21         + 2.67
High yield bonds (Credit Suisse First Boston High Yield Index)          + 3.39         + 7.84

The U.S. economy continued to show resilience in the face of the Federal Reserve Board's (the Fed's) continued interest rate hikes and, more recently, higher oil prices. The Fed's measured tightening program brought the federal funds rate to 2.75% by period-end as the central bank continued its campaign to combat emergent inflation.

In fact, business costs have been rising, which is beginning to put pressure on corporate profit margins. Consumer prices have been moving up as well, particularly in the areas of gasoline prices, healthcare costs, housing and education.

U.S. equities ended 2004 in a strong rally, but stumbled into negative territory in the first quarter of 2005. On the positive side, corporations have been accelerating their hiring plans, capital spending remains reasonably robust and merger-and-acquisition activity has increased. Offsetting the positives are slowing corporate earnings growth, renewed energy price concerns and the potential for an economic slowdown later this year. International equities, especially in Asia, have benefited from higher economic growth rates. China, in particular, recorded growth of more than 9% in 2004.

In the bond market, long-term interest rates finally began to inch higher while significant increases have been recorded on the short end. This resulted in a flattening of the yield curve throughout much of the current reporting period. At March 31, 2005, the two-year Treasury note yielded 3.80% and the 10-year note yielded 4.50%, a difference of 70 basis points (.70%). This compared to a spread of 151 basis points six months earlier and 226 basis points 12 months ago.

Looking ahead, the environment is likely to be a challenging one for investors, with diversification and selectivity becoming increasingly important themes. With this in mind, we encourage you to meet with your financial advisor to review your goals and asset allocation and to rebalance your portfolio, as necessary, to ensure it remains aligned with your objectives and risk tolerance. As always, we thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the months and years ahead.



Sincerely,



(Robert C. Doll, Jr.)
Robert C. Doll, Jr.
President and Trustee



CMA TREASURY FUND, MARCH 31, 2005



A Discussion With Your Fund's Portfolio Manager


We maintained a relatively conservative approach throughout the year in recognition of rising interest rates, particularly at the short end of the yield curve.


How did the Fund perform during the fiscal year in light of the existing market conditions?

For the 12-month period ended March 31, 2005, CMA Treasury Fund paid shareholders a net annualized dividend of .94%. For the six-month period ended March 31, 2005, the Fund paid shareholders a net annualized dividend of 1.38%. The Fund's seven-day yield as of March 31, 2005 was 1.84%.

The Fund's average portfolio maturity at March 31, 2005, was 48 days. This compared to 67 days at September 30, 2004 and 63 days at March 31, 2004.

We employed a barbell strategy throughout the past year. That is, we emphasized the very front end of the market for liquidity and looked to longer-dated securities for yield enhancement and price appreciation. Overall, the Fund delivered above-average results relative to its peers. This is attributed to our focus on managing the portfolio's average life and exposure to longer-dated holdings.

For the most part, the economy remained on solid footing throughout the past 12 months. Gross domestic product (GDP), which grew at an annualized rate of 4.5% in the first quarter of 2004, slowed to 3.3% in the second quarter before increasing to 4% in the third quarter and 3.8% in the fourth quarter. A similar level of growth is expected in the first quarter of 2005. Gains in personal income contributed to GDP growth in 2004, although job creation has not been as robust as in previous economic recoveries.

In the past several months, the major themes have centered on inflation and, in particular, the price of oil. Inflation appeared to pick up at the producer level, although a similar increase was not recorded at the consumer level. Nevertheless, the Federal Reserve Board (the Fed) continued to target higher interest rates to combat inflation expectations. Since June 2004, the Fed has raised the federal funds rate 25 basis points (.25%) at each Federal Open Market Committee meeting, bringing the federal funds target rate to 2.75% by period-end. The Fed maintained its commitment to a measured monetary tightening program even in the face of a rising oil price, which many feared could increase inflationary pressures and threaten the economic growth forecasts at certain points throughout the period. Nevertheless, oil price shocks were largely absorbed by the markets.

As short-term interest rates rose in symphony with the Fed interest rate hikes, long-term interest rates remained stubbornly low, producing what Fed Chairman Alan Greenspan in February described as a "conundrum." The result was a considerable flattening of the yield curve over the past 12 months, with the two-year Treasury note yield increasing 220 basis points while the 10-year Treasury note yield increased just 65 basis points during the period. Notably, the short end of the curve has remained quite steep, with a 100 basis point spread between the three-month and two-year Treasury note at period-end.

Issuance of Treasury securities continued to increase, largely to fund the significant twin deficits. Notably, the heavy supply continued to be absorbed by foreign interest in holding U.S. assets, despite the declining value of the U.S. dollar. The Treasury has remained prudent in its issuance of bills by adjusting the size of the weekly four-week bill as a cash management tool. In addition, the government's increased collection of both corporate and individual payroll taxes - coincident with improving employment - has helped offset the need for additional supply in the short end.


How did you manage the portfolio during the year?

Our average portfolio maturity remained in the 55-day - 65-day range for much of the year, but reached a high of 70 days and a low of 40 days. We continued to employ a barbell strategy, essentially purchasing one-month Treasury bills for liquidity and six-month bills for incremental yield and price appreciation. Our emphasis at each end of the barbell shifted moderately throughout the period, driven by market dynamics, changing yields and our assessment of good relative value.



CMA TREASURY FUND, MARCH 31, 2005



As the Fund's fiscal year began last April, interest rates had just backed up with some surprisingly positive employment news. This prompted us to purchase some longer positions in six-month issues to capture the additional yield. The Fed still seemed content to hold interest rates at historic lows at this point; therefore, we were comfortable extending a bit further out. In late May 2004, however, it became apparent that the Fed would begin a tightening program, and we began to shift our focus to the one-month - three-month sectors. As the investors questioned the size and the pace of the interest rate increases, it seemed prudent to avoid locking into longer maturities, particularly if there was no significant yield to be gained.

We adapted our approach throughout the following months in search of the best relative value. In the late summer, our analyses began to reveal that the six-month sector offered the best opportunity for yield enhancement and price appreciation. We added securities in this area when they became available, and also continued to purchase three-month bills. In September, we opted to take advantage of government-issued cash management bills. These have shorter maturities than one-month bills, and tend to trade 10 basis points to 15 basis points cheaper. During October, rather than buying one-month bills, we purchased issues maturing in November 2004, which offered significantly higher yields.

Late in 2004, we began to target maturities in January and February, carefully avoiding issues maturing in December. As expected, the Fund experienced heavy cash inflows in December, as investors shifted their assets into Treasury funds for year-end tax advantages. Much of this money was redeemed in January. Thus, we placed maturities in January or later to meet the seasonal redemptions. In February and March, we looked to put cash to work in securities with maturities of three months and shorter as we continued to monitor the magnitude of the Fed's interest rate increases.

At period-end, there was no clear end to the monetary tightening cycle. For that reason, we were generally not comfortable locking into the longer maturities, although we continue to evaluate the longer-dated sectors for opportunities to pick up additional yield. In fact, we did add some six-month issues to the portfolio at the end of March as spreads between three-month and six-month bills began to widen.


How would you characterize the portfolio's position at the close of the period?

We remained cautious at period-end given the uncertainty of the Fed's future moves. Consensus expectations are that the Fed will continue its measured approach to interest rate increases until the federal funds rate reaches a "neutral" level (relative to inflation) in the area of 3.5%. However, after seven consecutive 25 basis point interest rate hikes, some are forecasting that the Fed may be prepared to increase the federal funds rate 50 basis points at an upcoming meeting, if the threat of higher inflation becomes more imminent.

We maintained adequate liquidity at period-end, which we believe allows us the flexibility to extend at higher levels as opportunities present themselves. Although we do not anticipate a dramatic change in the level of Treasury issuance for the near term, we will take advantage of any technical aberrations in the yield curve. As always, we continue to monitor the economy and interest rates, and will remain ready to adjust our strategy as market dynamics dictate and as compelling opportunities present themselves.

The Trust's portfolio composition, as a percent of net assets, at the end of March and as of our last report to shareholders is detailed below:

                                      3/31/05        9/30/04

U.S. Government Obligations             99.1%          99.1%
Other Assets Less Liabilities            0.9            0.9
                                       ------         ------
Total                                  100.0%         100.0%
                                       ======         ======


Cindy V. Macaulay
Vice President and Portfolio Manager

April 7, 2005



CMA TREASURY FUND, MARCH 31, 2005



Disclosure of Expenses


Shareholders of this Fund may incur the following charges:
(a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12(b)-1 fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on October 1, 2004 and held through March 31, 2005) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

                                                                                                Expenses Paid
                                                              Beginning          Ending       During the Period*
                                                            Account Value    Account Value    October 1, 2004 to
                                                              October 1,       March 31,          March 31,
                                                                 2004             2005               2005
Actual

CMA Treasury Fund                                               $1,000         $1,006.90            $3.30

Hypothetical (5% annual return before expenses)**

CMA Treasury Fund                                               $1,000         $1,021.64            $3.33

 * Expenses are equal to the Fund's annualized expense ratio .66%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table reflects the expenses of both the feeder fund and the master fund in which it invests.

** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half-year divided by 365.


CMA TREASURY FUND, MARCH 31, 2005


Statement of Assets and Liabilities                                                                       CMA Treasury Fund

As of March 31, 2005
Assets

           Investment in Master Treasury Trust (the "Trust"), at value
           (identified cost--$602,398,338)                                                                  $   602,449,293
           Prepaid expenses                                                                                          16,899
                                                                                                            ---------------
           Total assets                                                                                         602,466,192
                                                                                                            ---------------

Liabilities

           Payables:
               Distributor                                                                $       122,432
               Administrator                                                                      102,109
               Other affiliates                                                                    24,742           249,283
                                                                                          ---------------
           Accrued expenses and other liabilities                                                                     9,526
                                                                                                            ---------------
           Total liabilities                                                                                        258,809
                                                                                                            ---------------

Net Assets

           Net assets                                                                                       $   602,207,383
                                                                                                            ===============

Net Assets Consist of

           Shares of beneficial interest, $.10 par value, unlimited number of
           shares authorized                                                                                $    60,215,643
           Paid-in capital in excess of par                                                                     541,940,785
           Unrealized appreciation allocated from the Trust--net                                                     50,955
                                                                                                            ---------------
           Net Assets--Equivalent to $1.00 per share based on 602,156,430 shares of
           beneficial interest outstanding                                                                  $   602,207,383
                                                                                                            ===============

           See Notes to Financial Statements.


CMA TREASURY FUND, MARCH 31, 2005


Statement of Operations                                                                                   CMA Treasury Fund

For the Year Ended March 31, 2005
Investment Income

           Interest                                                                                         $        64,623
           Net investment income allocated from the Trust:
               Interest and amortization of premium and discount earned                                           9,859,287
               Expenses                                                                                         (1,529,569)
                                                                                                            ---------------
           Total income                                                                                           8,394,341
                                                                                                            ---------------

Expenses

           Administration fees                                                            $     1,549,758
           Distribution fees                                                                      773,105
           Registration fees                                                                       91,373
           Transfer agent fees                                                                     81,713
           Printing and shareholder reports                                                        31,380
           Professional fees                                                                       17,881
           Other                                                                                   12,305
                                                                                          ---------------
           Total expenses                                                                                         2,557,515
                                                                                                            ---------------
           Investment income--net                                                                                 5,836,826
                                                                                                            ---------------

Realized & Unrealized Gain (Loss) Allocated From the Trust--Net

           Realized gain--net                                                                                        14,186
           Change in unrealized appreciation--net                                                                 (231,083)
                                                                                                            ---------------
           Total realized and unrealized loss--net                                                                (216,897)
                                                                                                            ---------------
           Net Increase in Net Assets Resulting from Operations                                             $     5,619,929
                                                                                                            ===============

           See Notes to Financial Statements.


CMA TREASURY FUND, MARCH 31, 2005


Statements of Changes in Net Assets                                                                       CMA Treasury Fund
                                                                                               For the Year Ended March 31,
Increase (Decrease) in Net Assets:                                                               2005               2004
Operations

           Investment income--net                                                         $     5,836,826   $     4,073,612
           Realized gain--net                                                                      14,186            94,117
           Change in unrealized appreciation--net                                               (231,083)         (250,151)
                                                                                          ---------------   ---------------
           Net increase in net assets resulting from operations                                 5,619,929         3,917,578
                                                                                          ---------------   ---------------

Dividends & Distributions to Shareholders

           Investment income--net                                                             (5,836,826)       (4,073,614)
           Realized gain--net                                                                    (14,186)          (94,117)
                                                                                          ---------------   ---------------
           Net decrease in net assets resulting from dividends and distributions
           to shareholders                                                                    (5,851,012)       (4,167,731)
                                                                                          ---------------   ---------------

Beneficial Interest Transactions

           Net proceeds from sale of shares                                                 2,146,386,306     3,559,949,883
           Value of shares issued to shareholders in reinvestment of dividends
           and distributions                                                                    5,850,955         4,167,336
                                                                                          ---------------   ---------------
           Total shares issued                                                              2,152,237,261     3,564,117,219
                                                                                          ---------------   ---------------
           Cost of shares redeemed                                                        (2,223,173,925)   (3,769,283,841)
           Shares redeemed in connection with the bulk transfer of WCMA shareholder
           assets                                                                                      --     (418,757,596)
                                                                                          ---------------   ---------------
           Total shares redeemed                                                          (2,223,173,925)   (4,188,041,437)
                                                                                          ---------------   ---------------
           Net decrease in net assets derived from beneficial interest transactions          (70,936,664)     (623,924,218)
                                                                                          ---------------   ---------------

Net Assets

           Total decrease in net assets                                                      (71,167,747)     (624,174,371)
           Beginning of year                                                                  673,375,130     1,297,549,501
                                                                                          ---------------   ---------------
           End of year                                                                    $   602,207,383   $   673,375,130
                                                                                          ===============   ===============

           See Notes to Financial Statements.


CMA TREASURY FUND, MARCH 31, 2005


Financial Highlights                                                                                      CMA Treasury Fund

The following per share data and ratios have been derived                    For the Year Ended March 31,
from information provided in the financial statements.          2005         2004        2003++        2002          2001
Per Share Operating Performance

           Net asset value, beginning of year                $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                                             ----------   ----------   ----------   ----------   ----------
           Investment income--net                                 .0094        .0040        .0111        .0248        .0530
           Realized and unrealized gain (loss)--net             (.0004)      (.0001)      (.0004)        .0004        .0007
                                                             ----------   ----------   ----------   ----------   ----------
           Total from investment operations                       .0090        .0039        .0107        .0252        .0537
                                                             ----------   ----------   ----------   ----------   ----------
           Less dividends and distributions:
               Investment Income--net                           (.0094)      (.0040)      (.0111)      (.0248)      (.0530)
               Realized gain--net                                   --*      (.0001)      (.0001)      (.0003)      (.0004)
                                                             ----------   ----------   ----------   ----------   ----------
           Total dividends and distributions                    (.0094)      (.0041)      (.0112)      (.0251)      (.0534)
                                                             ----------   ----------   ----------   ----------   ----------
           Net asset value, end of year                      $     1.00   $     1.00   $     1.00   $     1.00   $     1.00
                                                             ==========   ==========   ==========   ==========   ==========
           Total Investment Return                                 .95%         .41%        1.11%        2.48%        5.48%
                                                             ==========   ==========   ==========   ==========   ==========

Ratios to Average Net Assets

           Expenses                                            .66%++++     .63%++++     .61%++++         .61%         .61%
                                                             ==========   ==========   ==========   ==========   ==========
           Investment income and realized gain--net                .94%         .43%        1.10%        2.43%        5.38%
                                                             ==========   ==========   ==========   ==========   ==========

Supplemental Data

           Net assets, end of year (in thousands)            $  602,207   $  673,375   $1,297,550   $1,474,004   $1,532,543
                                                             ==========   ==========   ==========   ==========   ==========

             * Amount is less than $(.0001) per share.

            ++ On February 13, 2003, the Fund converted from a stand-alone investment company to a "feeder"
               fund that seeks to achieve its investment objective by investing all of its assets in the Trust, which has the same investment objective as the Fund. All investments will be made at the Trust level. This structure is sometimes called a "master/feeder" structure.

          ++++ Includes the Fund's share of the Trust's allocated expenses.

               See Notes to Financial Statements.


CMA TREASURY FUND, MARCH 31, 2005



Notes to Financial Statements
CMA Treasury Fund


1. Significant Accounting Policies:
CMA Treasury Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a no load, diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Treasury Trust (the "Trust"), which has the same investment objective and strategies as the Fund. The value of the Fund's investment in the Trust reflects the Fund's proportionate interest in the net assets of the Trust. The performance of the Fund is directly affected by the performance of the Trust. The financial statements of the Trust, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The percentage of the Trust owned by the Fund at March 31, 2005 was 62.1%. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--The Fund records its investment in the Trust at fair value. Valuation of securities held by the Trust is discussed in Note 1a of the Trust's Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses--The Fund records daily its proportionate share of the Trust's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own income and expenses.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gain or loss on investments.

(f) Investment transactions--Investment transactions in the Trust are accounted for on a trade date basis.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Fund has entered into an Administration Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

The Fund has adopted a Distribution and Shareholder Servicing
Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of FAM, receives a distribution fee from the Fund. The fee is accrued daily and paid monthly at the annual rate of .125% of average daily net assets of the Fund for shareholders who maintain their accounts through MLPF&S. The distribution fee is to compensate MLPF&S financial advisors and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent. Interest is earned by the Fund from FDS based on the difference, if any, between estimated and actual daily beneficial share activity, which results in uninvested net proceeds from sales of Fund shares.



CMA TREASURY FUND, MARCH 31, 2005



Notes to Financial Statements (concluded)
CMA Treasury Fund


Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.


3. Transactions in Shares of Beneficial Interest:
The number of shares sold, reinvested and redeemed during the periods corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested, cost of shares redeemed and shares redeemed in connection with the bulk transfer of WCMA shareholder assets, respectively, since shares are recorded at $1.00 per share.


4. Distribution to Shareholders:
The tax character of distributions paid during the fiscal years ended March 31, 2005 and March 31, 2004 was as follows:

                                       3/31/2005          3/31/2004

Distributions paid from:
   Ordinary income                 $   5,837,177      $   4,167,731
   Net long-term capital gains            13,835                 --
                                   -------------      -------------
Total taxable distributions        $   5,851,012      $   4,167,731
                                   =============      =============


As of March 31, 2005, there were no significant differences between the book and tax components of net assets.



CMA TREASURY FUND, MARCH 31, 2005



Report of Independent Registered Public Accounting Firm
CMA Treasury Fund


To the Shareholders and Board of Trustees of CMA Treasury Fund:

We have audited the accompanying statement of assets and liabilities of CMA Treasury Fund as of March 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CMA Treasury Fund as of March 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.



Deloitte & Touche LLP
Princeton, New Jersey
May 20, 2005



CMA TREASURY FUND, MARCH 31, 2005


Schedule of Investments                               Master Treasury Trust        (In Thousands)

                                           Face          Interest       Maturity
Issue                                     Amount           Rate           Date           Value
U.S. Government Obligations*--99.1%

U.S. Treasury Bills                    $ 112,003        1.96-2.57 %      4/07/2005     $  111,952
                                         105,418        2.59-2.64        4/14/2005        105,310
                                         143,114       2.285-2.685       4/21/2005        142,896
                                         136,844       2.375-2.65        4/28/2005        136,570
                                         103,575       2.425-2.575       5/05/2005        103,328
                                           1,059             2.471       5/12/2005          1,056
                                          65,000             2.53        5/19/2005         64,776
                                          92,258       2.677-2.70        6/02/2005         91,838
                                          17,188        2.69-2.727       6/09/2005         17,100
                                          34,500        2.40-2.732       6/16/2005         34,303
                                          44,000       2.458-2.797       6/23/2005         43,727
                                          38,000       2.532-2.55        6/30/2005         37,745
                                          23,700             3.00        9/15/2005         23,373
                                          23,700             3.05        9/22/2005         23,358

U.S. Treasury Notes                        4,000             1.125       6/30/2005          3,984
                                           5,000             1.625      10/31/2005          4,956
                                           9,500             5.75       11/15/2005          9,644
                                           4,500             1.50        3/31/2006          4,415

Total U.S. Government Obligations (Cost--$960,468)                                        960,331

Total Investments (Cost--$960,468**)--99.1%                                               960,331
Other Assets Less Liabilities--0.9%                                                         9,052
                                                                                       ----------
Net Assets--100.0%                                                                     $  969,383
                                                                                       ==========

 * U.S. Treasury bills are traded on a discount basis; the interest rates shown are the range of the discount rates paid at the time of purchase by the Trust. U.S. Treasury notes bear interest at the rates shown, payable at fixed dates until maturity.

** The cost and unrealized appreciation (depreciation) of investments as of March 31, 2005, as computed for federal income tax purposes, were as follows:

                                                     (in Thousands)

   Aggregate cost                                   $       960,468
                                                    ===============
   Gross unrealized appreciation                    $            32
   Gross unrealized depreciation                              (169)
                                                    ---------------
   Net unrealized depreciation                      $         (137)
                                                    ===============

   See Notes to Financial Statements.


CMA TREASURY FUND, MARCH 31, 2005


Statement of Assets and Liabilities                                                                   Master Treasury Trust

As of March 31, 2005
Assets

           Investments in unaffiliated securities, at value (identified cost--$960,468,143)                 $   960,331,085
           Cash                                                                                                  13,490,366
           Receivables:
               Contributions                                                              $     8,957,259
               Interest                                                                           249,147         9,206,406
                                                                                          ---------------
           Prepaid expenses                                                                                           5,400
                                                                                                            ---------------
           Total assets                                                                                         983,033,257
                                                                                                            ---------------

Liabilities

           Payables:
               Securities purchased                                                            13,464,425
               Investment adviser                                                                 146,775
               Other affiliates                                                                    11,171        13,622,371
                                                                                          ---------------
           Accrued expenses                                                                                          27,466
                                                                                                            ---------------
           Total liabilities                                                                                     13,649,837
                                                                                                            ---------------

Net Assets

           Net assets                                                                                       $   969,383,420
                                                                                                            ===============

Net Assets Consist of

           Investors' capital                                                                               $   969,520,478
           Unrealized depreciation--net                                                                           (137,058)
                                                                                                            ---------------
           Net Assets                                                                                       $   969,383,420
                                                                                                            ===============

           See Notes to Financial Statements.


CMA TREASURY FUND, MARCH 31, 2005


Statement of Operations                                                                               Master Treasury Trust

For the Year Ended March 31, 2005
Investment Income

           Interest and amortization of premium and discount earned                                         $    16,172,033

Expenses

           Investment advisory fees                                                       $     2,140,629
           Accounting services                                                                    237,851
           Trustees' fees and expenses                                                             39,572
           Professional fees                                                                       38,703
           Custodian fees                                                                          33,424
           Pricing fees                                                                             4,065
           Printing and shareholder reports                                                         2,061
           Other                                                                                   19,739
                                                                                          ---------------
           Total expenses                                                                                         2,516,044
                                                                                                            ---------------
           Investment income--net                                                                                13,655,989
                                                                                                            ---------------

Realized & Unrealized Gain (Loss)--Net

           Realized gain on investments--net                                                                         23,252
           Change in unrealized appreciation/depreciation on investments--net                                     (391,579)
                                                                                                            ---------------
           Total realized and unrealized loss--net                                                                (368,327)
                                                                                                            ---------------
           Net Increase in Net Assets Resulting from Operations                                             $    13,287,662
                                                                                                            ===============

           See Notes to Financial Statements.


CMA TREASURY FUND, MARCH 31, 2005


Statements of Changes in Net Assets                                                                   Master Treasury Trust

                                                                                               For the Year Ended March 31,
Increase (Decrease) in Net Assets:                                                               2005               2004
Operations

           Investment income--net                                                         $    13,655,989   $    10,103,096
           Realized gain--net                                                                      23,252           125,886
           Change in unrealized appreciation/depreciation--net                                  (391,579)         (277,669)
                                                                                          ---------------   ---------------
           Net increase in net assets resulting from operations                                13,287,662         9,951,313
                                                                                          ---------------   ---------------

Capital Transactions

           Proceeds from contributions                                                      5,338,064,437     5,868,128,046
           Fair value of withdrawals                                                      (5,497,700,237)   (6,060,463,520)
                                                                                          ---------------   ---------------
           Net decrease in net assets derived from capital transactions                     (159,635,800)     (192,335,474)
                                                                                          ---------------   ---------------

Net Assets

           Total decrease in net assets                                                     (146,348,138)     (182,384,161)
           Beginning of year                                                                1,115,731,558     1,298,115,719
                                                                                          ---------------   ---------------
           End of year                                                                     $  969,383,420   $ 1,115,731,558
                                                                                          ===============   ===============

           See Notes to Financial Statements.


CMA TREASURY FUND, MARCH 31, 2005


Financial Highlights                                                                                  Master Treasury Trust

                                                                                                          For the Period
                                                                                 For the Year Ended    February 13, 2003++
The following per share data and ratios have been derived                            March 31,             to March 31,
from information provided in the financial statements.                            2005            2004         2003
Total Investment Return

           Total investment return                                                   1.35%            .81%            .60%*
                                                                              ============    ============     ============

Ratios to Average Net Assets

           Expenses                                                                   .25%            .23%            .25%*
                                                                              ============    ============     ============
           Investment income and realized gain--net                                  1.34%            .82%            .98%*
                                                                              ============    ============     ============

Supplemental Data

           Net assets, end of period (in thousands)                           $    969,383    $  1,115,732     $  1,298,116
                                                                              ============    ============     ============

            ++ Commencement of operations.

             * Annualized.

               See Notes to Financial Statements.


CMA TREASURY FUND, MARCH 31, 2005



Notes to Financial Statements
Master Treasury Trust


1. Significant Accounting Policies:
Master Treasury Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interest in the Trust, subject to certain limitations. The Trust's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments--Portfolio securities with remaining maturities of greater than sixty days, for which market quotations are readily available, are valued at market value. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. For purposes of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments and assets for which market quotations are not available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

(b) Income taxes--The Trust is classified as a partnership for federal income tax purposes. As such, each investor in the Trust is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Trust. Therefore, no federal income tax provision is required. It is intended that the Trust's assets will be managed so an investor in the Trust can satisfy the requirements of Subchapter M of the Internal Revenue Code.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Trust's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trust. For such services, the Trust pays a monthly fee based upon the average daily value of the Trust's net assets at the following annual rates: .25% of the Trust's average daily net assets not exceeding $500 million; ..175% of the average daily net assets in excess of $500 million, but not exceeding $1 billion; and .125% of the average daily net assets in excess of $1 billion.

For the year ended March 31, 2005, the Trust reimbursed FAM $21,552 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, and/or ML & Co.


CMA TREASURY FUND, MARCH 31, 2005


Report of Independent Registered Public Accounting Firm
Master Treasury Trust


To the Investors and Board of
Trustees of Master Treasury Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Treasury Trust as of March 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the respective periods then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.

An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Treasury Trust as of March 31, 2005, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the respective periods then ended, in conformity with U.S. generally accepted accounting principles.


Deloitte & Touche LLP
Princeton, New Jersey

May 20, 2005


CMA TREASURY FUND, MARCH 31, 2005


Officers and Trustees
                                                                                            Number of
                                                                                            Portfolios in  Other Public
                      Position(s)  Length of                                                Fund Complex   Directorships
                      Held with    Time                                                     Overseen by    Held by
Name, Address & Age   Fund/Trust   Served      Principal Occupation(s) During Past 5 Years  Trustee        Trustee
Interested Trustee

Robert C. Doll, Jr.*  President    2005 to     President of MLIM/FAM-advised funds since    124 Funds      None
P.O. Box 9011         and          present     2005; President of MLIM and FAM since 2001;  163 Portfolios
Princeton,            Trustee                  Co-Head (Americas Region) thereof from 2000
NJ 08543-9011                                  to 2001 and Senior Vice President from 1999
Age: 50                                        to 2001; President and Director of Princeton
                                               Services, Inc. ("Princeton Services") since
                                               2001; President of Princeton Administrators,
                                               L.P. ("Princeton Administrators") since 2001;
                                               Chief Investment Officer of Oppenheimer Funds,
                                               Inc. in 1999 and Executive Vice President
                                               thereof from 1991 to 1999.


* Mr. Doll is a director, trustee or member of an advisory board of certain other investment companies for which MLIM or FAM acts as investment adviser. Mr. Doll is an "interested person," as defined in the Investment Company Act, of the Fund based on his current positions with MLIM, FAM, Princeton Services and Princeton
  Administrators, L.P. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As
  Fund/Trust President, Mr. Doll serves at the pleasure of the Board of Trustees.


CMA TREASURY FUND, MARCH 31, 2005


Officers and Trustees (continued)
                                                                                            Number of
                                                                                            Portfolios in  Other Public
                      Position(s)  Length of                                                Fund Complex   Directorships
                      Held with    Time                                                     Overseen by    Held by
Name, Address & Age   Fund/Trust   Served      Principal Occupation(s) During Past 5 Years  Trustee        Trustee
Independent Trustees*

Ronald W. Forbes      Trustee      1991/2002   Professor Emeritus of Finance, School of     48 Funds       None
P.O. Box 9095                      to present  Business, State University of New York at    48 Portfolios
Princeton,                                     Albany since 2000 and Professor thereof
NJ 08543-9095                                  from 1989 to 2000; International Consultant,
Age: 64                                        Urban Institute from 1995 to 1999.


Cynthia A. Montgomery Trustee      1994/2002   Professor, Harvard Business School since     48 Funds       Newell
P.O. Box 9095                      to present  1989; Associate Professor, J.L. Kellogg      48 Portfolios  Rubbermaid, Inc.
Princeton,                                     Graduate School of Management, Northwestern                 (manufacturing)
NJ 08543-9095                                  University from 1985 to 1989; Associate
Age: 52                                        Professor, Graduate School of Business
                                               Administration, University of Michigan
                                               from 1979 to 1985; Director, Harvard
                                               Business School of Publishing since 2005.


Jean Margo Reid       Trustee      2004 to     Self-employed consultant since 2001;         48 Funds       None
P.O. Box 9095                      present     Counsel of Alliance Capital Management       48 Portfolios
Princeton,                                     (investment adviser) in 2000; General
NJ 08543-9095                                  Counsel, Director and Secretary of
Age: 59                                        Sanford C. Bernstein & Co., Inc. (investment
                                               adviser/broker-dealer) from 1997 to 2000;
                                               Secretary, Sanford C. Bernstein Fund, Inc.
                                               from 1994 to 2000; Director and Secretary
                                               of SCB, Inc. since 1998; Director and
                                               Secretary of SCB Partners, Inc. since 2000;
                                               Director of Covenant House from 2001 to 2004.


Roscoe S. Suddarth    Trustee      2000/2002   President, Middle East Institute from 1995   48 Funds       None
P.O. Box 9095                      to present  to 2001; Foreign Service Officer, United     48 Portfolios
Princeton,                                     States Foreign Service from 1961 to 1995;
NJ 08543-9095                                  Career Minister from 1989 to 1995; Deputy
Age: 69                                        Inspector General, U.S. Department of State
                                               from 1991 to 1994; U.S. Ambassador to The
                                               Hashemite Kingdom of Jordan from 1987 to 1990.


Richard R. West       Trustee      1991/2002   Professor of Finance from 1984 to 1995,      48 Funds       Bowne & Co.,
P.O. Box 9095                      to present  Dean from 1984 to 1993 and since 1995        48 Portfolios  Inc. (financial
Princeton,                                     Dean Emeritus of New York University                        printers);
NJ 08543-9095                                  Leonard N. Stern School of Business                         Vornado
Age: 67                                        Administration.                                             Realty Trust
                                                                                                           (real estate
                                                                                                           company);
                                                                                                           Alexander's, Inc.
                                                                                                           (real estate
                                                                                                           company)


Edward D. Zinbarg     Trustee      2000/2002   Self-employed financial consultant since     48 Funds       None
P.O. Box 9095                      to present  1994; Executive Vice President of The        48 Portfolios
Princeton,                                     Prudential Insurance Company of America
NJ 08543-9095                                  from 1988 to 1994; former Director of
Age: 70                                        Prudential Reinsurance Company and former
                                               Trustee of The Prudential Foundation.


* Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.


CMA TREASURY FUND, MARCH 31, 2005


Officers and Trustees (concluded)
                      Position(s)  Length of
                      Held with    Time
Name, Address & Age   Fund/Trust   Served      Principal Occupation(s) During Past 5 Years
Fund Officers*

Donald C. Burke       Vice         1993/2002   First Vice President of MLIM and FAM since 1997 and Treasurer thereof since
P.O. Box 9011         President    to present  1999; Senior Vice President and Treasurer of Princeton Services since 1999
Princeton,            and          and         and Director since 2004; Vice President of FAMD since 1999; Vice President
NJ 08543-9011         Treasurer    1999 to     of MLIM and FAM from 1990 to 1997; Director of Taxation of MLIM from 1990
Age: 44                            present     to 2001; Vice President, Treasurer and Secretary of the IQ Funds since 2004.


Cindy V. Macaulay     Vice         2002 to     Vice President of MLIM since 1996.
P.O. Box 9011         President    present
Princeton,
NJ 08543-9011
Age: 38


Jeffrey Hiller        Chief        2004 to     Chief Compliance Officer of the MLIM/FAM-advised funds and First Vice
P.O. Box 9011         Compliance   present     President and Chief Compliance Officer of MLIM (Americas Region) since
Princeton,            Officer                  2004; Chief Compliance Officer of the IQ Funds since 2004; Global Director
NJ 08543-9011                                  of Compliance at Morgan Stanley Investment Management from 2002 to 2004;
Age: 53                                        Managing Director and Global Director of Compliance at Citigroup Asset
                                               Management from 2000 to 2002; Chief Compliance Officer at Soros Fund
                                               Management in 2000; Chief Compliance Officer at Prudential Financial from
                                               1995 to 2000; Senior Counsel in the Commission's Division of Enforcement in
                                               Washington, D.C. from 1990 to 1995.


Alice A. Pellegrino   Secretary    2004 to     Director (Legal Advisory) of MLIM since 2002; Vice President of MLIM from
P.O. Box 9011                      present     1999 to 2002; Attorney associated with MLIM since 1997; Secretary of MLIM,
Princeton,                                     FAM, FAMD and Princeton Services since 2004.
NJ 08543-9011
Age: 45


* Officers of the Fund/Trust serve at the pleasure of the Board of Trustees.


Further information about the Fund's Officers and Trustees is available in the Fund's Statement of Additional Information, which can be obtained without charge by calling 1-800-MER-FUND.


Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210*

* For inquiries regarding your CMA account, call
  800-CMA-INFO (800-262-4636).


Effective January 1, 2005, Terry K. Glenn, President and Trustee and Kevin A. Ryan, Trustee of CMA Treasury Fund and Master Treasury
Trust retired. The Fund's/Trust's Board of Trustees wishes Messrs. Glenn and Ryan well in their retirements.

Effective January 1, 2005, Robert C. Doll, Jr. became President and Trustee of the Fund and the Trust.


CMA TREASURY FUND, MARCH 31, 2005


Item 2 - Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge upon request by calling toll-free 1-800-MER-FUND (1-800-637-3863).

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1) Ronald W. Forbes,
           (2) Richard R. West, and (3) Edward D. Zinbarg.

Item 4 - Principal Accountant Fees and Services

   CMA Treasury Fund
   (a) Audit Fees -     Fiscal Year Ending March 31, 2005 - $6,500
                        Fiscal Year Ending March 31, 2004 - $6,200

   (b) Audit-Related Fees -
                        Fiscal Year Ending March 31, 2005 - $0
                        Fiscal Year Ending March 31, 2004 - $0

   (c) Tax Fees -       Fiscal Year Ending March 31, 2005 - $6,300
                        Fiscal Year Ending March 31, 2004 - $5,800

   The nature of the services include tax compliance, tax advice and tax planning.

   (d) All Other Fees - Fiscal Year Ending March 31, 2005 - $0
                        Fiscal Year Ending March 31, 2004 - $0


   Master Treasury Trust
   (a) Audit Fees -     Fiscal Year Ending March 31, 2005 - $28,000
                        Fiscal Year Ending March 31, 2004 - $27,000

   (b) Audit-Related Fees -
                        Fiscal Year Ending March 31, 2005 - $0
                        Fiscal Year Ending March 31, 2004 - $0

   (c) Tax Fees -       Fiscal Year Ending March 31, 2005 - $8,700
                        Fiscal Year Ending March 31, 2004 - $8,000

   The nature of the services include tax compliance, tax advice and tax planning.

   (d) All Other Fees - Fiscal Year Ending March 31, 2005 - $0
                        Fiscal Year Ending March 31, 2004 - $0

   (e)(1) The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

   (e)(2)  0%

   (f) Not Applicable

   (g) Fiscal Year Ending March 31, 2005 - $10,018,400
       Fiscal Year Ending March 31, 2004 - $16,708,160

   (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
   (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

   Regulation S-X Rule 2-01(c)(7)(ii) - $945,000, 0%

Item 5 -   Audit Committee of Listed Registrants - Not Applicable

Item 6 -   Schedule of Investments - Not Applicable

Item 7 -   Disclosure of Proxy Voting Policies and Procedures for
           Closed-End Management Investment Companies - Not
           Applicable

Item 8 -   Portfolio Managers of Closed-End Management Investment
           Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not
           Applicable

Item 10 -  Submission of Matters to a Vote of Security Holders - Not
           Applicable

Item 11 -  Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -  Exhibits attached hereto

12(a)(1) - Code of Ethics - See Item 2

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) -    Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA Treasury Fund and Master Treasury Trust


By:     /s/ Robert C. Doll, Jr.
       -------------------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer of
       CMA Treasury Fund and Master Treasury Trust


Date: May 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ Robert C. Doll, Jr.
       --------------------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer of
       CMA Treasury Fund and Master Treasury Trust


Date: May 23, 2005


By:     /s/ Donald C. Burke
       ----------------------------
       Donald C. Burke,
       Chief Financial Officer of
       CMA Treasury Fund and Master Treasury Trust


Date: May 23, 2005